Revenue (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Southland Holdings Llc [Member]
Revenue			$ 1,279,186	$ 1,057,936	$ 1,047,676
Revenue, percentage			100.00%	100.00%	100.00%
Southland Holding Llc [Member]
Revenue	$ 531,502	$ 600,149
Revenue, percentage	100.00%	100.00%
Civil [Member] | Southland Holdings Llc [Member]
Revenue			$ 391,629	$ 368,588	$ 423,698
Revenue, percentage			30.60%	34.80%	40.40%
Civil [Member] | Southland Holding Llc [Member]
Revenue	$ 149,894	$ 181,121
Revenue, percentage	28.20%	30.20%
Transportation [Member] | Southland Holdings Llc [Member]
Revenue			$ 887,557	$ 689,348	$ 623,978
Revenue, percentage			69.40%	65.20%	59.60%
Transportation [Member] | Southland Holding Llc [Member]
Revenue	$ 381,608	$ 419,028
Revenue, percentage	71.80%	69.80%